Additional information on the consolidated statements of income (loss) - Disclosure of other losses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ 343	$ (9,748)
Net (loss) gain on dilution of investments in associates	(9,300)	3,580
Net loss on disposal of an associate	0	(5,459)
Net loss on deemed disposal of an associate	0	(2,277)
Impairment of investments in associates	0	(48,968)
Change in allowance for expected credit loss and write-off of other investments and interest receivable	1,399	(27,831)
Other	(2,362)	502
Other (losses) gains, net	$ (9,920)	$ (90,201)